Financial Instruments and Fair Value Measurements - Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Recurring measurements:
Interest rate swaps - asset position	$ 67	$ 411
Interest rate swaps - liability position	(486)	$ (2,604)
Recurring measurements
Recurring measurements:
Interest rate swaps - asset position	67
Interest rate swaps - liability position	(486)
Total	(419)
Recurring measurements | Significant Other Observable Inputs (Level 2)
Recurring measurements:
Interest rate swaps - asset position	67
Interest rate swaps - liability position	(486)
Total	$ (419)